Note 8 - Stock-based Compensation - Summary of Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance, shares available for grant (in shares)	19,549	732,149	1,060,400
Balance, shares underlying options (in shares)	1,744,811	1,032,211	733,960
Balance, weighted average exercise price per share (in dollars per share)	$ 6.53	$ 8.90	$ 9.79
Aggregate intrinsic value	$ 1,706,156	$ 1,047,197	$ 56,225	$ 169,495
Additional shares available to grant (in shares)	1,300,000
Granted, shares available for grant (in shares)	(213,600)	(733,400)	(404,000)
Granted, shares underlying options (in shares)	213,600	733,400	404,000
Granted, weighted average exercise price per share (in dollars per share)	$ 4.98	$ 3.42	$ 7.49
Balance, shares available for grant (in shares)	1,105,949	19,549	732,149
Balance, shares underlying options (in shares)	1,958,411	1,744,811	1,032,211
Balance, weighted average exercise price per share (in dollars per share)	$ 6.36	$ 6.53	$ 8.90